Related parties	12 Months Ended
Dec. 31, 2021
Related parties
Related parties

29.  Related parties

During the year ended December 31, 2021 and 2020, HIGHWORLD INVESTMENTS LTD, an investment vehicle associated with Elbrus Capital, and ELQ Investors VIII Limited, an investment vehicle associated with The Goldman Sachs Group, Inc., have significant influence on the Group.

(a)   Transactions with Key management

On July 30, 2021, the Group’s board of directors approved several changes in the Group’s internal structure relating to the reorganization of product development division. As a result of this reorganization, the management role of the Chief Strategy Officer has been extended, he was promoted to the Deputy Chief Executive Officer and became responsible for the entire product development division, while retaining his prior responsibilities over corporate development, monetization and corporate strategy.

As a result, since July 30, 2021, the Key management comprises the Chief Executive Officer, Chief Financial Officer, Deputy Chief Executive Officer, Chief Marketing Officer and Chief Commercial Officer, who make all key decisions regarding running the business. Before July 30, 2021, the Key management comprises the Chief Executive Officer, Chief Financial Officer, Chief Strategy Officer, Chief Marketing Officer, Chief Commercial Officer, Chief Product Officer and Chief Business Development Officer.

Key management received the following remuneration during reporting periods, which is included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in profit or loss:

	For the years ended
	December 31,
	2021	2020	2019
Salary and bonus	111,702	102,164	116,784
LTIPs, including related social taxes	275,640	224,527	167,004
Pension contributions	12,603	11,469	12,825
Other social contributions	6,147	5,599	6,404
Total remuneration	406,092	343,759	303,017

(b)  Transactions with Board of Directors

Starting May 8, 2019, the Board of Directors comprises of nine members, including the three independent directors, who oversee the operations of the Group and supervise the policies of key management and the affairs of the Group.

The Board of Directors received the following remuneration during reporting periods, which is included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in profit or loss:

	For the years ended
	December 31
	2021	2020	2019
Cash compensation	30,460	30,099	17,281
Equity awards, including social taxes	24,654	23,597	15,025
Pension contributions	4,628	6,238	2,930
Other social contributions	717	400	195
Total remuneration	60,459	60,334	35,431

The social tax liability related to equity awards of 7,453 (as at December 31, 2020 – 4,068) is presented within ‘Provisions’ in the consolidated statement of financial position due to uncertain amount of tax that will be determined based on future share price.

(c)  Transactions with other related parties

The Group’s other related party transactions mostly relate to the provision of services to subsidiaries of our shareholders.

The Group’s transactions with other related parties are disclosed below.

	Loans granted		Loans received		Services provided to
	to related parties		from related parties		and received from related parties
	Amounts		Amounts		Services	Amounts	Services		Amounts
	owed by		owed to		provided to	owed by	received from		owed to
	related	Interest	related	Interest	related	related	related		related
	parties	income	parties	expense	parties	parties	parties		parties
For the year ended and as of December 31, 2021
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	6,508	—	—		1,729
Non-controlling shareholders	—	—	3,793	572	—	—	—		—
Equity-accounted investee	—	782	—	—	2,525	—	609		—
	—	782	3,793	572	9,033	—	609		1,729
For the year ended and as of December 31, 2020
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	4,621	—	720		688
Non-controlling shareholders	—	—	1,478	11	—	—	—		—
Equity-accounted investee	19,719	947	—	—	2,281	1,140	26		—
	19,719	947	1,478	11	6,902	1,140	746		688
For the year ended and as of December 31, 2019
Shareholders of the Group	—	—	—	—	—	—	9,309	*	—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	7,448	—	—		270
	—	—	—	—	7,448		9,309		270

*Represents reimbursement of road show expenses incurred by Goldman Sachs & Co. LLC in the course of the Group’s IPO.

All related party transactions were made in accordance with contractual terms and conditions agreed between the parties.